Reconciliation of Financial Statement to Form 5500	12 Months Ended
Dec. 31, 2024
EBP002 [Member]
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following is a reconciliation of net assets available for benefits per the financial statements to Form 5500 at December 31, 2025 and 2024:

Reconciliation of Net Assets Available for Benefits per the Financial Statements to Form 5500 at December 31
In millions	2025	2024
Net assets available for benefits per the financial statements	$11,530	$10,830
Adjustment from contract value to fair value for fully benefit-responsive Synthetic GICs	(42)	(82)
Net assets available for benefits per Form 5500	$11,488	$10,748

The following is a reconciliation of net increase in net assets available for benefits per the financial statements to Form 5500 for the year ended December 31, 2025:

Reconciliation of Net Increase in Net Assets Available for Benefits per the Financial Statements to Form 5500
In millions	2025
Net increase in net assets available for benefits per the financial statements	$700
Change in adjustment from contract value to fair value for fully benefit-responsive Synthetic GICs	41
Other adjustment	(1)
Net income per Form 5500	$740